Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Leases [Abstract]
2024	$ 18,033	$ 22,733
2025	16,015	20,547
2026	11,314	17,670
2027	5,431	12,299
2028		5,585
Thereafter		40,696
Total undiscounted cash flows	97,045	119,530
Less: Imputed interest	(29,634)	(33,523)
Present value of lease liabilities	$ 67,411	$ 86,007